Income Taxes (Schedule of Reconciliation of Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Statutory tax rate	23.00%	23.00%	24.00%
Approved and Beneficiary Enterprises benefits	18.00%	16.00%	15.70%
US Tax Act enactment			(222.50%)
Stock compensation expense	(21.00%)	(24.00%)	(5.30%)
Tax contingencies	(57.10%)	(38.40%)	(30.80%)
Non-deductible acquisition expenses	(1.40%)	(2.30%)	(0.60%)
Earning taxed under foreign law	(14.90%)	(21.60%)	43.30%
Valuation allowance		6.40%	144.40%
Changes to the prior year's tax assessment	(2.70%)	(15.30%)	(1.20%)
Non recurring Capital gain	11.50%
Whitholding tax	(1.70%)
Other	(2.60%)	(1.40%)	1.50%
Effective income tax rate	(48.90%)	(57.60%)	(31.50%)